Significant accounting principles and policies (Details Textual)	Dec. 31, 2017	Dec. 31, 2016
Written put options [member]
DisclosureOfSummaryOfSignificantAccountingPoliciesExplanatory [Line Items]
Closing foreign exchange rate	0.3082	0.2976
Purchased call options [member]
DisclosureOfSummaryOfSignificantAccountingPoliciesExplanatory [Line Items]
Closing foreign exchange rate	0.3088	0.2983
Sociedad Minera Cerro Verde S.A.A. [Member] | Written put options [member]
DisclosureOfSummaryOfSignificantAccountingPoliciesExplanatory [Line Items]
Closing foreign exchange rate	3.245	3.360
Sociedad Minera Cerro Verde S.A.A. [Member] | Purchased call options [member]
DisclosureOfSummaryOfSignificantAccountingPoliciesExplanatory [Line Items]
Closing foreign exchange rate	3.238	3.352